Stock-Based Compensation - Stock Options - Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Stock-based compensation expense	$ 1,675,594	$ 642,506	$ 2,885,223	$ 5,182,641
Employee Stock Option
Stock-based compensation expense
Stock-based compensation expense	$ 1,399,258	$ 590,600	$ 2,151,972	$ 2,945,557